Revenue - Summary of Information about Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contracts receivable, net	$ 278,316	$ 223,904
Revenue earned on contracts in progress in excess of billings	96,996	99,399
Amounts billed in excess of revenue earned on contracts	$ 4,507	$ 4,525